STOCKHOLDERS' EQUITY - Summary of Stock Option Activity Under All Option Plans (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY:
Number of shares, Outstanding, Beginning balance	268,860	224,000	226,000
Number of shares, Options Granted	3,947	50,000	8,000
Number of shares, Options Exercised		(1,000)	(8,000)
Number of shares, Options forfeited or expired	(53,600)	(4,000)	(2,000)
Number of shares, Outstanding, Ending balance	219,206	268,860	224,000
Number of shares, Options Exercisable	210,853	203,000
Options available for grants	311,134	260,000
Weighted Avg. Exercise Price, Outstanding, Beginning balance	$ 15.40	$ 10.85	$ 10.30
Weighted Avg. Exercise Price, Options Granted	$ 5.61	35.00	21.75
Weighted Avg. Exercise Price, Options Exercised		5.00	7.85
Weighted Avg. Exercise Price, Options forfeited or expired	$ 6.83	7.35	6.35
Weighted Avg. Exercise Price, Outstanding, Ending balance	2.22	15.40	$ 10.85
Weighted Avg. Exercise Price, Exercisable Ending Balance	$ 2.20	$ 10.85
Exercisable, Weighted Average Remaining Contractual Life (years)	1 year 1 month 6 days	6 years 6 months 11 days
Weighted Avg. Remaining Contractual Life, Options Exercisable	10 months 24 days	6 years 5 months 12 days
Aggregate Intrinsic Value, Options Outstanding
Aggregate Intrinsic Value, Options Exercisable